UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549


			Form 13F

		Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Vitol Holding SARL
Address:  BOULEVARD DU PONT D'ARVE 28,
	  CH1205 GENEVA,
	  P.O. BOX 384 GENEVA,
	  SWITZERLAND 1211

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  David Fransen
Title: Managing Director
Phone: +41223221181

Signature, Place and date of signing:

David Fransen		Geneva, Switzerland		January 31, 2012
----------------------	--------------------		--------------------
[Signature]		[City, State]			[Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:     Vitol Holding SARL
Address:  BOULEVARD DU PONT D'ARVE 28,
	  CH1205 GENEVA,
	  P.O. BOX 384 GENEVA,
	  SWITZERLAND 1211

                      Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1
                                          ------------

Form 13F Information Table Entry Total:    24
                                          ------------

Form 13F Information Table Value Total:   $ $87,780
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  	Form 13F File Number	Name
1   	                 	Teilinger Capital Ltd.


FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
NAME                     TITLE                      VALUE     SHARES/             PUT/  INVESTMENT OTHER
OF ISSUER                OF CLASS       CUSIP       (X$1000)  PRN AMT      SH/PRN CALL  DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------       -------------  ----------  -------  -----------   ------ ----  ---------- -------   ------ ------- ------
Alliant Energy Corp      COM            18802108    1,678     38,050       SH           SHARED     1                38,050
Anadarko Petroleum Corp  COM            32511107    4,397     57,600       SH           SHARED     1                57,600
Concho Resources Inc     COM            20605P101   361       3,850        SH           SHARED     1                3,850
Calpine Corporation      COM            131347304   1,477     90,433       SH           SHARED     1                90,433
Devon Energy Corporation COM            25179M103   6,352     102,450      SH           SHARED     1                102,450
Edison International     COM            281020107   7,070     170,775      SH           SHARED     1                170,775
El Paso Corporation      COM            28336L109   5,541     208,537      SH           SHARED     1                208,537
Great Plains Energy Inc  COM            391164100   3,130     143,700      SH           SHARED     1                143,700
Genon Energy Inc         COM            37244107    18,399    7,049,302    SH           SHARED     1                7,049,302
Nextera Energy Inc       COM            65339F101   9,479     155,700      SH           SHARED     1                155,700
Newfield Exploration Co  COM            651290108   1,188     31,500       SH           SHARED     1                31,500
OGE Energy Corp          COM            670837103   3,332     58,750       SH           SHARED     1                58,750
PG&E Corp                COM            69331C108   981       23,800       SH           SHARED     1                23,800
Pinnacle West Capital CorCOM            723484101   2,517     52,250       SH           SHARED     1                52,250
Sempra Energy            COM            816851109   7,439     135,250      SH           SHARED     1                135,250
Westar Energy Inc        COM            95709T100   2,124     73,800       SH           SHARED     1                73,800
Williams Companies Inc   COM            969457100   127       3,850        SH           SHARED     1                3,850
Wisconsin Energy Corp    COM            976657106   2,150     61,500       SH           SHARED     1                61,500
Xcel Energy Inc          COM            98389B100   7,417     268,350      SH           SHARED     1                268,350
GRAN TIERRA ENERGY INC   COM            38500T101   246       50,000       SH           SHARED                      50,000
SPDR SERIES TRUST        S&P OILGAS EXP 78464A730   263       5,000        SH           SHARED                      5,000
Barclays Bk PLC          IPTH NAT GAS   06740P239   2,080     551,756      SH           SHARED                      551,756
United States Oil Fund LPUNIT           91232N958   32        7,104        SH     PUT   SHARED                      7,104
United States Oil Fund LPUNIT           91232N958    -        509          SH     PUT   SHARED                      509

</SEC-DOCUMENT>